Short Term Loan to Third Party - Schedule of Short-Term Loans to Third Party (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Short-Term Loans to Third Party [Line Items]
Short-term loans to third party	$ 410,000
Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Annual Interest Rate	9.00%
Short-term loans to third party	$ 410,000
Maximum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 26, 2024
Minimum [Member] | Short Selling Capital Group Limited [Member]
Schedule of Short-Term Loans to Third Party [Line Items]
Maturity	Sep. 25, 2025